Call Money and Funds Purchased	12 Months Ended
Mar. 31, 2022
Call Money And Funds Purchased [Abstract]
Call Money and Funds Purchased	CALL MONEY AND FUNDS PURCHASED
A summary of funds transactions for the fiscal years ended March 31, 2021 and 2022 is as follows:

	2021	2022
	(in millions, except percentages and days)
Outstanding at end of fiscal year:
Amount	¥2,353,830	¥2,416,313
Principal range of maturities	1 day to 30 days	1 day to 30 days
Weighted average interest rate	0.04%	0.06%